Current Assets - Inventories - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Classes of current inventories [abstract]
Inventories recognised as expense	$ 97,029	$ 38,107	$ 408,052
Provision of inventory	$ 125,159	$ 42,412